Derivative Financial Instruments (Total Fair Value Amounts of Derivatives) (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Notes to Financial Statements
Total asset derivatives	$ 18,325	¥ 1,521,000	¥ 536,000
Total liability derivatives	$ 79,072	¥ 6,563,000	¥ 7,586,000